NET INCOME PER SHARE	12 Months Ended
Sep. 30, 2015
NET INCOME PER SHARE
18.	NET INCOME PER SHARE

Basic and diluted net income per share for each of the periods presented were calculated as follows:

	Years ended September 30,
	2013	2014	2015
	US$	US$	US$
Numerator:
Net income	13,564	23,409	24,573
- allocated to ordinary share - basic	13,554	23,392	24,485
- allocated to nonvested restricted share - basic	10	17	88

Denominator:
Weighted average number of ordinary shares outstanding	135,174,562	139,613,967	142,720,838
Weighted average number of nonvested restricted share	103,082	102,754	512,833
Plus incremental weighted average ordinary sharesfrom assumed exercise of share options usingthe treasury stock method	1,121,589	780,483	534,319

Weighted average ordinary shares outstanding used incomputing diluted net income per share	136,399,233	140,497,204	143,767,990

Basic net income per share	0.10	0.17	0.17

Basic net income per nonvested restricted share	0.10	0.17	0.17

Diluted net income per share	0.10	0.17	0.17

Diluted net income per nonvested restricted share	0.10	0.17	0.17